Intangible Assets (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) [Line Items]
Amortization expenses (in Dollars)			$ 1,676	$ 1,412	$ 1,021
Total impairment loss (in Dollars)			$ 453
Hypothetical decrease in growth rate			1.00%
Discount rate			1.00%
Value-in-use (in Dollars)			$ 475
Goodwill (in Dollars)			15,313	18,011	$ 9,588
Goodwill (in Dollars)			$ 10,429	$ 10,998
NetNut CGU [Member]
Intangible Assets (Details) [Line Items]
Growth rate		2.00%	3.00%	2.00%
After-tax discount rate		20.90%	25.00%	21.50%
Pre-tax discount rate		22.90%	27.60%	22.70%
Hypothetical decrease in growth rate		1.00%		1.00%
Discount rate		1.00%		1.00%
Value-in-use (in Dollars)		$ 311	$ 138	$ 331
Goodwill (in Dollars)			$ 4,118
Potential impairment (in Dollars)		702		733
Goodwill (in Dollars)				$ 4,118
Impairment loss (in Dollars)		$ 800
CyberKick CGU [Member]
Intangible Assets (Details) [Line Items]
Growth rate			3.00%	3.00%
After-tax discount rate			25.00%	19.70%
Pre-tax discount rate			27.50%	21.10%
Hypothetical decrease in growth rate			1.00%	1.00%
Discount rate			1.00%	1.00%
Value-in-use (in Dollars)			$ 627	$ 398
Potential impairment (in Dollars)			946	943
Goodwill (in Dollars)			$ 6,311	$ 6,311
NNNW CGU [Member]
Intangible Assets (Details) [Line Items]
Growth rate			4.00%	3.00%
After-tax discount rate			22.50%	17.00%
Pre-tax discount rate			27.40%	21.70%
Hypothetical decrease in growth rate				1.00%
Discount rate				1.00%
Value-in-use (in Dollars)				$ 41
Potential impairment (in Dollars)				69
Goodwill (in Dollars)				569
Impairment loss (in Dollars)	$ 569			$ 700
Impairment loss (in Dollars)			$ 569
NNNW [Member]
Intangible Assets (Details) [Line Items]
Total impairment loss (in Dollars)			363
CyKick [Member]
Intangible Assets (Details) [Line Items]
Total impairment loss (in Dollars)			$ 90